Other comprehensive income - Schedule of Breakdown of Other Comprehensive Income (Loss) Relating to Financial Instruments at FVOCI, Derivative Financial Instruments, and Foreign Currency Translation (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning balance	$ 7,462	$ 8,125	$ (11,548)
Change in fair value on financial instruments, net of hedging	(7,597)	286	19,613
Reclassification of gains (losses) on financial instruments to profit or loss	1,114	(949)	60
Other comprehensive income (loss) for the year	(6,483)	(663)	19,673
Ending balance	979	7,462	8,125
Financial instruments FVOCI
Statement [Line Items]
Beginning balance	3	(862)	(395)
Change in fair value on financial instruments, net of hedging	138	876	(467)
Reclassification of gains (losses) on financial instruments to profit or loss	(21)	(11)	0
Other comprehensive income (loss) for the year	117	865	(467)
Ending balance	120	3	(862)
Financial Instruments CFH
Statement [Line Items]
Beginning balance	7,459	8,987	(11,153)
Change in fair value on financial instruments, net of hedging	(7,735)	(590)	20,080
Reclassification of gains (losses) on financial instruments to profit or loss	1,135	(938)	60
Other comprehensive income (loss) for the year	(6,600)	(1,528)	20,140
Ending balance	859	7,459	8,987
Foreign currency translation adjustment
Statement [Line Items]
Beginning balance	0	0	0
Change in fair value on financial instruments, net of hedging	0	0	0
Reclassification of gains (losses) on financial instruments to profit or loss	0	0	0
Other comprehensive income (loss) for the year	0	0	0
Ending balance	$ 0	$ 0	$ 0